Share-Based Compensation (Details) - Schedule of valuation of the restricted founder shares - $ / shares	1 Months Ended		10 Months Ended
	Apr. 28, 2021		Dec. 31, 2021
Schedule of valuation of the restricted founder shares [Abstract]
Grant date			Apr. 28, 2021
Estimated fair value of Restricted Founder Shares on the grant date (USD)(1) (in Shares)	49	[1]	49	[2]
Estimated fair value of Restricted Founder Shares on the resignation date of one of the co-founders (USD)(2)	$ 336.39	[3]	$ 336.39	[4]
Purchase price (CHF)	$ 0.1		$ 0.1

[1]	The Company estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9 of the audited consolidated financial statements for the year ended December 31, 2021).
[2]	The Company estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9).
[3]	The Company estimated the fair value of the Restricted Founder Shares at co-founder’s resignation date by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).
[4]	The Company estimated the fair value of the Restricted Founder Shares at co-founder’s resignation date by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).